Current and long-term debt - 2020 SPDBFL lease financing (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) tanker	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)
2020 SPDBFL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 96,500	$ 37,600	$ 80,600
Deposit held by lessor				1,400	1,400
Purchase option fees				800	800
2020 SPDBFL Lease Financing | STI Donald C Trauscht and STI San Telmo
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term			7 years
2020 SPDBFL Lease Financing | STI Esles II and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term			8 years
2020 SPDBFL Lease Financing | STI Esles II and STI Donald C Trauscht
Disclosure of detailed information about financial instruments [line items]
Deposit held by lessor	$ 1,500
Principal repayments recognized in consolidated cash flow statements	38,100
Purchase option fees	$ 800
2020 SPDBFL Lease Financing | Secured Overnight Financing Rate (SOFR) | STI Donald C Trauscht, STI Esles II, STI San Telmo and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis								3.05%
2020 SPDBFL Lease Financing | Vessels | STI Donald C Trauscht, STI Esles II, STI San Telmo and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, number of vessels | tanker			4
Borrowing to be deposited with lessor (percent)		3.00%
Aggregate deposit required		$ 2,900
Borrowings				1,588,290	1,436,224
Deposit held by lessor				0	11,430
Principal repayments recognized in consolidated cash flow statements				$ 516,127	$ 79,502	$ 56,729
Purchase option fees							$ 1,700		$ 1,200